PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivables	¥ 35,918	¥ 35,096
Advances to suppliers	9,267	4,857
Value-added input tax to be deducted	19,137	18,625
Prepaid income tax	5,109	131
Prepaid expenses and other current assets	¥ 69,431	¥ 58,709